UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

            Upright Growth Fund

________________________________________________________________________________________

ANNUAL REPORT

________________________________________________________________________________________

Upright Growth Fund

________________________________________________________________________________________

September 30, 2021

________________________________________________________________________________________

            Upright Growth Fund

Letter to Shareholders…………………………………………………………………………………1

Schedule of Investments ……………………………………………………………….…………………..5

Statement of Assets and Liabilities…………………………………………………………………………8

Statement of Operations…………………………………………………………………….………………9

Statement of Changes in Net Assets………………………………………………………….……………10

Financial Highlights………………………………………………………….……………………………..11

Notes to Financial Statements………………………………………………………………………………12

Fund Expense……………………………………………………………………………………………….15

Security Holdings by Industry Sector………………………………………………………………………16

Trustees and Officers………………………………………………………………………………………..18

            Upright Growth Fund

February 24, 2022

Dear Valued Shareholders:

We would like to present the Annual Report of Upright Growth Fund for the fiscal year ended September 30, 2021.  The Fund increased 93.63% before taxes, versus the S&P 500 Index gain of 29.99%.

Market Review

U.S. stocks remain strong in 2021.  The S&P 500 delivered 31.21% and 18.01% returns in 2019 and 2020, respectively.  The first three quarters of 2021 gave another double-digit result.  Such double-digit performance for three consecutive years is rarely seen in the past especially when Covid-19 caused heavy human losses worldwide in 2019.

What happens next for the stock market? No one knows, but several indicators in the market can give us a simple reference, that is, the U.S. market is not cheap, but rather the valuation of several Asian stock markets, such as Taiwan is more reasonable than U.S. stocks, but does that mean that the trend will turn? Again, no one knows.

What kind of indicators can we present at this time and allow us to verify in the future?

The P/E ratio of U.S. stocks is 30, which is already a relatively high point in history. The corresponding Taiwan stock market is about P/E of 16. In terms of dividend yield, U.S. stocks are less than 2% and Taiwan stocks are about 3% which is 50% more. The third indicator to look at is the momentum of earnings growth. Currently Taiwan stocks are also superior to US stocks. Therefore, comparing the two markets of Taiwan and the United States, Taiwan’s stock market prices are relatively reasonable, which is also one of the reasons we have more investments in Taiwan.

When it comes to inflation, what is happening now is a very strange and out of the usual situation.  The pressure of rising prices seems very strong, but the US 10 Year Treasury bond is still at a low level, about 1.4%.  Compared with 2019 and 2020 where the yield rate in is 2.0% and 2.1%, respectively.  These economic indicators seem to be inconsistent with each other.  It is difficult to explain why the stock market can stay at a high point without rest. Perhaps there is an art of optimism that the fourth industrial revolution AI, IOT and 5G is driving the growth momentum around the corner.  No matter what happens, our current strategy is to prepare for danger in times of peace.

Portfolio Review

HIMX  Himax Technologies, Inc.

In the past year, Himax's earnings have grown by more than 200% and its stock price by 300%.  If AR and VR begin to grow in the future, and the field of autonomous driving becomes widely used, then the company's peak earnings have not yet been reached.  The stock price of this company is very volatile, which caused our fund's price movement to also be more severe than before.

            Upright Growth Fund

TSMC Taiwan Semiconductor Manufacturing Company

TSMC is also one of our top ten holdings.  Its performance is very impressive mainly due to its advanced technology and business model.  At present, several competitive high-tech companies in the world such as apple, AMD, NVIDIA and Qualcomm have formed a very close partnership relationship with TSMC.

There is no company that can replace TSMC’s superiority today.  Although the stock price is not cheap, it still has growth potential in the next few years.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges. Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, more so when facing headwinds, and will always strive to achieve outstanding performance.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth Fund

Upright Growth Fund vs S&P 500 Performance
50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
S&P500
46,574
UPUPX
24,970
09/30/11
03/31/12
09/30/12
03/31/13
09/30/13
03/31/14
09/30/14
03/31/15
09/30/15
03/31/16
09/30/16
03/31/17
09/30/17
03/31/18
09/30/18
03/31/19
09/30/19
03/31/20
09/30/20
03/31/21
09/30/21

This chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For Periods ended September 30, 2021

	1-Year	3-Year	5-Year	10-Year

Upright Growth Fund*	93.63%	23.75%	1.49%	9.61%
S&P 500 Index	29.99%	15.93%	16.87%	16.61%

* Inception January 21, 1999

Upright Growth Fund

Schedule of Investments
September 30, 2021

Description	Quantity	Market Value

Equities

Bank Industry 1.02%
Bank of America Corporation	6,000	$ 254,700

Basic Material 0.28%
Steelcase Inc.	5,500	69,740

Chemicals Specialty 0.17%
The Mosaic Company	1,200	42,864

Consumer 0.48%
Bed Bath & Beyond Inc.	7,000	120,925

Drug Manufacturer-other 4.97%
AbbVie Inc.	6,000	647,220
Teva Pharmaceutical Industries Limited* ADR	60,892	593,088
		1,240,308

Electronic Equipment 21.46%
Apple Inc.	24,800	3,509,200
Plug Power Inc.*	72,500	1,851,650
		5,360,850

Generic Drug 1.20%
Bausch Health Companies Inc.	2,500	69,625
Viatris Inc.	17,030	230,757
		300,382

Internet Services 1.47%
Alphabet Inc.*	100	266,531
Meta Platforms, Inc.*	300	101,817
		368,348

Insurance 0.80%
Brighthouse Financial, Inc.	1,000	45,230
MetLife, Inc.	2,500	154,325
		199,555

Upright Growth Fund

Pharmaceutical 0.60%
Lannett Company, Inc.*	50,000	150,000
		220,800

Retail Special Lines 1.19%
Alibaba Group Holding Limited* ADR	2,000	296,100

Semiconductor 11.35%
Silicon Motion Technology Corporation ADR	13,500	931,230
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	1,898,050
United Microelectronics Corporation ADR	500	5,715
		2,834,995

IC Design 49.10%
Himax Technologies, Inc. ADR	1,149,400	12,264,098

Total equities 94.09%		24,432,595

Exchange Traded Funds 3.72%
Direxion Daily Aerospace & Defense Bull 3x	5,500	$ 113,080
Direxion Daily Financial Bull 3x Shares	2,000	231,200
Direxion Daily Industrials Bull 3x Shares	3,000	112,320
Direxion Daily Mid Cap Bull 3x Shares	3,000	170,730
Direxion Daily MSCI Real Estate Bull 3x Shares	5,000	107,250
Direxion Daily Pharmaceutical & Medical Bull 3x Shares ETF	4,000	70,800
Direxion Daily Small Cap Bull 3X	1,500	124,350
		929,730

Short Term Investments 1.47%
Invesco Treasury Portfolio Institutional	364,436	364,436
MSIL Federal Government Portfolio Institutional	2,015	2,015
		$ 366,451

Total Investments 99.28% (Cost $18,351,656)		24,799,046

Other Assets less Liabilities 0.72%		179,594

Upright Growth Fund

Net Assets 100%	$ 24,978,640

* Non income producing securities

ADR - American Depository Receipt

See accompanying notes to financial statements

Upright Growth Fund

Statement of Assets and Liabilities

September 30, 2021

ASSETS
Investments, at market value (Identified cost $18,351,655)	$ 24,799,046
Cash	249,750
Dividend receivable	7,395
Total Assets	25,056,191

LIABILITIES
Investment adviser fees	27,177
Administrative fees	6,986
Custodian fees	7,551
Auditors and legal fees	14,684
Trustee fees	5,270
Registration fees	3,572
Insurance fees	4,677
Miscellaneous	7,634
Total Liabilities	77,551

NET ASSETS	$ 24,978,640

NET ASSETS CONSIST OF
Paid-in capital	$ 17,152,995
Total distributable gains	7,825,645
Net Assets	$ 24,978,640
(based on 2,160,220 shares outstanding)

Net Asset Value and Redemption Price Per Share	$ 11.56

See accompanying notes to financial statements

Upright Growth Fund

Statement of Operations

September 30, 2021

INVESTMENT INCOME
Dividends	$ 416,085
Interest	19
Total Investment Income	416,105

EXPENSES
Investment adviser fees	390,972
Administrative fees	105,903
Custodian fees	7,300
Auditors and legal fees	14,635
Trustee fees	3,650
Insurance fees	1,095
Miscellaneous	26,065
Total expenses	549,620

NET INVESTMENT LOSS	(133,516)

REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
Net realized gain on investment securities	3,537,245
Change in net unrealized appreciation on investments	10,683,997
Total realized and unrealized gains on investments	14,221,242

NET INCREASE IN NET ASSETS RESULTING	$ 14,087,726
FROM OPERATIONS

See accompanying notes to financial statements

Upright Growth Fund

Statement of Changes in Net Assets

	Years Ended September 30
	2021	2020
OPERATIONS
Net investment loss	$ (133,516)	$ (150,394)
Net realized gains (loss) from security transactions	3,537,245	(23,235)
Net change in unrealized appreciation on investments	10,683,997	5,142,907
Net increase in net assets from operations	14,087,726	4,969,278

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	0	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	585,000	71,431
Payments for shares redeemed	(3,900,605)	(213,417)
Net decrease in net assets from capital share transactions	(3,315,605)	(141,986)

TOTAL INCREASE IN NET ASSETS	10,772,122	4,827,292

NET ASSETS
Beginning of period	14,206,299	9,378,900
End of period	$ 24,978,640	$ 14,206,299

CHANGES IN SHARES OUTSTANDING
Shares Sold	47,434	14,908
Shares reinvested	0	0
Shares redeemed	266,804	42,313
Net decrease in shares outstanding	(219,370)	(27,405)

See accompanying notes to financial statements

Upright Growth Fund

Financial Highlights

Selected data for a share outstanding throughout each year

	2021	2020	2019	2018	2017
PER SHARE DATA
Net asset value, beginning of year	$5.97	$3.90	$6.10	$9.83	$13.48

Investment operations:
Net investment loss	-0.03	-0.06	-0.04	-0.05	-0.11
Net realized and unrealized gain -loss on investments	5.62	2.13	-2.16	-3.38	1.29

Total from investment operations	5.59	2.07	-2.20	-3.43	1.40

Less distributions from net realized gains	-	-	-	-0.30	-2.25

Net asset value, end of period	$11.56	$5.97	$3.90	$6.10	$9.83

TOTAL RETURN	93.63%	53.08%	-36.07%	-37.97%	-11.50%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (thousands)	$24,978	$14,206	$9,379	$14,387	$16,563

Ratio of expenses to average net assets	2.07%	2.20%	2.15%	2.31%	2.40%
Ratio of net investment loss to average net assets	-0.50%	-1.25%	-0.99%	-0.73%	-0.96%
Portfolio turnover rate	0.69%	3.75%	3.97%	128.81%	329.36%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940. The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Growth Fund (the “Fund”), a non-diversified fund.  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) ASC Accounting Standard Codification 946.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2021:

Level 1	$ 24,799,046
Level 2	-
Level 3	-
Total	$ 24,799,046

During the year ended September 30, 2021, there were no transfers between Level 1 and Level 2.

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.

Upright Growth Fund

Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the Ex-dividend date.

During the year ended September 30, 2016, the Fund failed the diversification of assets under the Internal Revenue Code (IRC) Subchapter M for the third quarter ending June 30, 2016.  The Fund had six months to correct the diversification of assets subject to penalty assessed under IRC Subchapter M. The Fund requested a waiver of this penalty from the Internal Revenue Service (“IRS”) and to date, the IRS has not either assessed or waived the penalty.  Any penalty assessed by the IRS will be assumed by the Advisor.  Tax year 2016 remains subject to examination by the IRS.

On August 20, 2018 the Fund held a special proxy meeting and approved the conversion from a Diversified Fund to a Non-Diversified Fund.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter into any repurchase agreements during 2020 or 2021.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at September 30, 2021.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  The Fund did not purchase any securities on margin during fiscal year ended September 30, 2021.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2021 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$171,621	-
Proceeds from sales	$4,032,588	-

As of September 30, 2021, the gross unrealized appreciation for all securities totaled $8,938,962 and the gross unrealized depreciation for all securities totaled $2,491,571 for a net unrealized appreciation of $ 6,447,391 for tax purposes.  The aggregate cost of securities including cash and money funds on September 30, 2021 was

Upright Growth Fund

$18,351,655 for tax purposes.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH AFFILIATES

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets. The Fund has accrued $27,177 of adviser fees at September 30, 2021.  During the year ended September 30, 2021 the fund incurred $390,972 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million and $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million, as determined and computed in accordance with the description of the method of determination of net asset value contained in the Fund’s Prospectus and Statement of Additional Information.

The Fund has accrued $6,986 of administrative fees at September 30, 2021. During the year ended September 30, 2021, the Fund incurred $105,903 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DERIVATIVES

A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain on investments	$1,378,254
Unrealized appreciation on investments	$6,447,391
Total	$7,825,645

The tax character of distributions paid for the years ended September 30, 2020 and 2021 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/20	-	-	-
9/30/21	-	-	-

7. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements

Upright Growth Fund

Boyle CPA, LLC

Certified Public Accountants & Consultants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Growth Fund (the “Fund”) as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, changes in net assets for each of the two years in the period ended September 30, 2021, the financial highlights for each of the four years in the period ended September 30, 2021, and the related notes (collectively referred to as the “financial statements”).  The Financial Highlights for the year ended September 30, 2017 were audited by other auditors whose report dated January 12, 2018, expressed an unqualified opinion on the financial statements and financial highlights. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations for the year ended September 30, 2021, and the changes in net assets and financial highlights for each of the two years in the period ended September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audit provides a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Red Bank, NJ

February 24, 2022

331 Newman Springs Road                                                                               P (732) 784-1582

Building 1, 4th Floor, Suite 143                                                                        F (732) 510-0665

Red Bank, NJ 07701

Upright Growth Fund

(unaudited)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPort-Ex. The Fund’s Forms NPort-Ex are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms NPort-Ex may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2021 through September 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 to September 30, 2021

Actual	$1,000.00	$1,936.35	$15.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.69	$10.45

* Expenses are equal to the Fund's annualized expense ratio of 2.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Upright Growth Fund

Security Holdings by Industry Sector

September 30, 2021

(unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth Fund
September 30, 2021
Cash and Money Funds
Other
Drug Manufacturer-other
Electronic Equipment
Generic Drug
Internet Services
Pharmaceutical
Retail Special Lines
Semiconductor
IC Design

The pie chart calculation is based on Total Net Assets of $ 24,978,640

Upright Growth Fund

(unaudited)

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on December 21, 2020, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from October 1, 2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any

Upright Growth Fund

further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers (unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Upright Growth Fund

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Avenue East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chief Executive Officer and Chief Compliance Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	Alice N Chen Bing B Chen JTWROS
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936	Trustee	Since November 2009/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since November 2009/ Indefinite	Eunice Industry Corp. Industry City, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Upright Growth Fund

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

331 Newman Springs Road

Building 1, 4th Floor, Suite 143

Red Bank, NJ 07701

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Marco Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 24, 2022

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Upright Growth Fund

Date: February 24, 2022

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)   Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/03, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2021

$11,000

FY 2020

$11,000

Upright Growth Fund

(b) Audit-Related Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021

$ 0

FY 2020

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides

Upright Growth Fund

ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2020, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

Upright Growth Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: February 24, 2022

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: February 24, 2022

* Print the name and title of each signing officer under his or her signature.

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________

Upright Assets Allocation Plus Fund

____________________________________________________________________________________________

September 30, 2021

____________________________________________________________________________________________

Upright Assets Allocation Plus Fund

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….……………..…10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………….....12

Notes to Financial Statements………………………………………………………………………………..13

Fund Expenses..………………………………………………………………………………………….…..16

Security Holdings by Industry Sector…………………………………………………………………….….17

Trustees and Officers………………………………………………………………………………………...18

Upright Assets Allocation Plus Fund

February 24, 2022

Dear Valued Shareholders:

We would like to present the Annual Report of Upright Assets Allocation Plus Fund for the fiscal year ended September 30, 2021.  The Fund increased 65.30% before taxes, versus the Dow Jones Moderate US Portfolio Index (P60US) gain of 21.23%.

Market Review

U.S. stocks remain strong in 2021.  The S&P 500 delivered 31.21% and 18.01% returns in 2019 and 2020, respectively.  The first three quarters of 2021 gave another double-digit result.  Such double-digit performance for three consecutive years is rarely seen in the past especially when Covid-19 caused heavy human losses worldwide in 2019.

What happens next for the stock market? No one knows, but several indicators in the market can give us a simple reference, that is, the U.S. market is not cheap, but rather the valuation of several Asian stock markets, such as Taiwan is more reasonable than U.S. stocks, but does that mean that the trend will turn? Again, no one knows.

What kind of indicators can we present at this time and allow us to verify in the future?

The P/E ratio of U.S. stocks is 30, which is already a relatively high point in history. The corresponding Taiwan stock market is about P/E of 16. In terms of dividend yield, U.S. stocks are less than 2% and Taiwan stocks are about 3% which is 50% more. The third indicator to look at is the momentum of earnings growth. Currently Taiwan stocks are also superior to US stocks. Therefore, comparing the two markets of Taiwan and the United States, Taiwan’s stock market prices are relatively reasonable, which is also one of the reasons we have more investments in Taiwan.

When it comes to inflation, what is happening now is a very strange and out of the usual situation.  The pressure of rising prices seems very strong, but the US 10 Year Treasury bond is still at a low level, about 1.4%.  Compared with 2019 and 2020 where the yield rate in is 2.0% and 2.1%, respectively.  These economic indicators seem to be inconsistent with each other.  It is difficult to explain why the stock market can stay at a high point without rest. Perhaps there is an art of optimism that the fourth industrial revolution AI, IOT and 5G is driving the growth momentum around the corner.  No matter what happens, our current strategy is to prepare for danger in times of peace.

Portfolio Review

HIMX Himax Technologies, Inc.

In the past year, Himax's earnings have grown by more than 200% and its stock price by 300%.  If AR and VR begin to grow in the future, and the field of autonomous driving becomes widely

Upright Assets Allocation Plus Fund

used, then the company's peak earnings have not yet been reached.  The stock price of this company is very volatile, which caused our fund's price movement to also be more severe than before.

TSMC Taiwan Semiconductor Manufacturing Company

TSMC is also one of our top ten holdings.  Its performance is very impressive mainly due to its advanced technology and business model.  At present, several competitive high-tech companies in the world such as apple, AMD, NVIDIA and Qualcomm have formed a very close partnership relationship with TSMC.

There is no company that can replace TSMC’s superiority today.  Although the stock price is not cheap, it still has growth potential in the next few years.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges. Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, more so when facing headwinds, and will always strive to achieve outstanding performance.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Assets Allocation Plus Fund

Upright Assets Allocation Plus Fund vs Benchmark Performance
18,000
15,000
12,000
9,000
6,000
3,000
P60US
14,798
UPAAX
12,943
LUGCTRUU
11,724
10/10/17
12/31/17
03/31/18
06/30/18
09/30/18
12/31/18
03/31/19
06/30/19
09/30/19
12/31/19
03/31/20
06/30/20
09/30/20
12/31/20
03/31/21
06/30/21
09/30/21

This chart reflects the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones Moderate US Portfolio Index (P60US) - is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns

September 30, 2021

	1-Year	3-Year	Since Inception （10/10/2017）
Upright Assets Allocation Plus Fund (UPAAX)	65.30%	17.01%	6.71%
Dow Jones Moderate US Portfolio Index (P60US)	21.23%	10.73%	10.36%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	-1.13%	5.92%	4.09%

Upright Assets Allocation Plus Fund

Schedule of Investments

September 30, 2021

Description	Quantity	Market Value

Equities
Consumer 0.92%
Bed Bath & Beyond Inc.	1,000	$ 17,275

Drug Manufacturer-other 3.89%
AbbVie Inc.	500	53,935
Teva Pharmaceutical Industries Limited* ADR	2,000	19,480
		73,415

Electronic Equipment 1.08%
Plug Power Inc.*	800	20,432

Generic Drug 1.08%
Viatris Inc.	1,500	20,325

IC Design 22.65%
Himax Technologies, Inc. ADR	40,000	426,800

Internet Services 0.82%
Baidu, Inc.* ADR	100	15,375

Semiconductor 11.47%
Silicon Motion Technology Corporation ADR	2,000	137,960
Taiwan Semiconductor Manufacturing Company Limited ADR	700	78,155
		216,115

Total Equites 41.91%		789,737

Exchange Traded Fund 34.70%
Direxion Daily MSCI Brazil Bull 2x Shares	85	6,967
Direxion Daily MSCI Emerging Markets Bull 3x Shares	200	15,870
Direxion Daily Energy Bull 2x Shares	550	14,388
Direxion Daily Financial Bull 3x Shares	1,100	127,160
Direxion Daily Mid Cap Bull 3x Shares	1,500	85,365
Direxion Daily MSCI India Bull 2x Shares	500	30,798
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	42,900
Direxion Daily S&P500 Bull 3x	1,500	160,470
Direxion Daily Small Cap Bull 3x	500	41,450
iShares MSCI China ETF	200	13,506
iShares MSCI EAFE Value ETF	200	10,170

Upright Assets Allocation Plus Fund

iShares Russell Mid-Cap Value ETF	100	11,325
KraneShares CSI China Internet ETF	400	18,928
Vanguard Emerging Markets	700	35,007
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	13,369
Vanguard Real Estate Index Fund ETF Shares	200	20,356
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	5,689
		653,718

Short Term Investments 11.20%
Invesco Treasury Portfolio Institutional	49,295	49,295
MSIL Federal Treasury Portfolio Institutional	48,756	48,756
First American Treasury Obligation Federal Class Z	48,323	48,323
First American Government Obligation Federal Class Z	48,160	48,160
MSIL Federal Government Portfolio Institutional	48,000	48,000
Fidelity Government Portfolio Class I	48,000	48,000
Invesco Government and Agency Portfolio Institutional	48,000	48,000
Invesco Treasury Obligation Institutional	48,000	48,000
First American Government Obligation Federal Class X	8,508	8,508
		395,042

Total Investments (Cost $1,283,343) 97.58%		1,838,497

Other Assets less Liabilities 2.42%		45,523

Net Assets 100%		$ 1,884,020

*Non-income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Assets and Liabilities

September 30, 2021

ASSETS
Investments, at market value (cost $1,283,343)	$ 1,838,497
Cash	55,147
Dividend receivable	272
Total Assets	1,893,916

LIABILITIES
Investment adviser fees	1,261
Administrative fees	229
Custodian fees	674
Auditors and legal fees	2,867
Trustee fees	1,178
Registration fees	1,375
Insurance fees	908
Miscellaneous	1,404
Total Liabilities	9,896

NET ASSETS	$ 1,884,020

NET ASSETS CONSIST OF
Paid-in capital	$ 1,333,577
Total distributable gains	550,443
Total Net Assets (based on 146,279 shares outstanding)	$ 1,884,020

Net Asset Value and Redemption Price Per Share	$ 12.88

See accompanying notes to financial statements

Upright Assets Allocation Plus Fund

Statement of Operations

From October 1, 2020 to September 30, 2021

INVESTMENT INCOME
Dividends	$ 20,831
Interest	22
Total Investment Income	20,853

EXPENSES
Investment adviser fees	22,413
Administrative fees	7,758
Custodian fees	3,560
Auditors and legal fees	2,555
Trustee fees	152
Blue sky fees	443
Insurance fees	365
Miscellaneous	1,443
Total Expenses	38,689

NET INVESTMENT LOSS	(17,836)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gain on investment securities	8,106
Net change in unrealized appreciation on investments	657,663

Total realized and unrealized gains on investments	665,769

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 647,933

See accompanying notes to financial statements.

Upright Assets Allocation Plus Fund

Statement of Changes in Net Assets

	Years Ended September 30
	2021	2020

OPERATIONS
Net investment loss	$ (17,836)	$ (15,840)
Net realized gains from security transactions	8,106	6,600
Net change in net unrealized appreciation	657,662	157,591
Net increase in net assets from operations	647,932	148,351

DISTRIBUTIONS TO SHAREHOLDERS
From long term capital gains from security transactions	(6,486)	0
Total distributions	(6,486)	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	323,751	70,818
Reinvestment of distributions	6,475	0
Payments for shares redeemed	(83,455)	0
Net increase in net assets from capital share transactions	246,771	70,818

TOTAL INCREASE IN NET ASSETS	888,217	219,169

NET ASSETS
Beginning of period	995,803	776,634
End of period	$ 1,884,020	$ 995,803

CHANGES IN SHARES OUTSTANDING
Shares Sold	24,475	9,632
Shares reinvested	637	0
Shares redeemed	(6,060)	0
Net increase in shares outstanding	19,052	9,632

See accompanying notes to financial statement

Upright Assets Allocation Plus Fund

Financial Highlights

Selected data for a share outstanding throughout each year

	Years Ended September 30
	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$7.83	$6.60	$8.08	$10.00
Investment operations:
Net investment loss	(0.09)	(0.12)	(0.11)	(0.11)
Net realized and unrealized loss	5.19	1.35	(1.37)	(1.81)

Total from investment operations	5.10	1.23	(1.48)	(1.92)

Less distributions from net realized gains	(0.05)	-	-	-

Net asset value, end of period	$12.88	$7.83	$6.60	$8.08

TOTAL RETURN	65.30%	18.64%	(18.32)%	(19.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,884.02	$995.80	$776.63	$769.75
Ratio of expenses to average net assets	2.21%	2.89%	2.71%	1.75%
Ratio of net investment loss to average net assets	(1.02)%	(1.72)%	(1.48)%	(1.27)%
Portfolio turnover rate	1.75%	5.03%	2.69%	52.53%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Assets Allocation Plus Fund

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of Upright Assets Allocation Plus Fund (“Fund”), a diversified fund. The principal investment objective of the Assets Allocation Plus Fund is to seek total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2021.

Level 1	$1,838,497
Level 2	-
Level 3	-
Total	$1,838,497

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually. Distributions of the Fund’s net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses

Upright Assets Allocation Plus Fund

on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2020 or 2021.

f)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on September 30, 2021.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on September 30, 2021. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2021 (excluding repurchase agreements and short-term securities), were as follows:

	Other than U.S. Govt. Securities	U.S. Govt. Securities
Purchases	$125,878	-
Proceeds from sales	$22,291	-

As of September 30, 2021, the gross unrealized appreciation for all securities totaled $594,814 and the gross unrealized depreciation for all securities totaled $39,661 for a net unrealized appreciation of $555,153 for tax purposes.  The aggregate cost of securities including cash and money funds on September 30, 2021 was $1,338,490.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $1,261 of adviser fees through September 30, 2021. During the period ended September 30, 2021 the Fund incurred $22,413 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund has accrued $229 of administrative fees through September 30, 2021. During the period ended September 30, 2021, the Fund incurred $7,758 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

Upright Assets Allocation Plus Fund

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss as investments	$(4,710)
Unrealized appreciation on investments	$555,153
Total distributable gains	$550,443

The tax character of distributions paid for the period ended September 30, 2020 and 2021 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/20	-	-	-
9/30/21	-	6,486	6,486

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Assets Allocation Plus Fund

Boyle CPA, LLC

Certified Public Accountants & Consultants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Assets Allocation Plus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Assets Allocation Plus Fund (the “Fund”) as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, changes in nets assets for each of the two years in the period ended September 30, 2021, the financial highlights for each of the four years in the period ended September 30, 2021, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations for the year ended September 30, 2021, and the changes in net assets and financial highlights for each of the two years in the period ended September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Red Bank, NJ

February 24, 2022

331 Newman Springs Road                                                                                  P (732) 784-1582

Building 1, 4th Floor, Suite 143                                                                           F (732) 510-0665

Red Bank, NJ 07701

Upright Assets Allocation Plus Fund

(unaudited)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPort-Ex. The Fund’s Forms NPort-Ex are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms NPort-Ex may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2021 through September 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 to September 30, 2021

Actual	$1,000.00	$1,644.96	$14.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.99	$11.16

* Expenses are equal to the Fund's annualized expense ratio of 2.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Upright Assets Allocation Plus Fund

Security Holdings by Industry Sector

September 30, 2021

(unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Assets Allocation Plus Fund
September 30, 2021
Drug Manufacturer-other
Electronic Equipment
Consumer
Cash & Money Funds
Energy
Exchange Traded Fund
Financial Services
Internet Services
Generic Drug
MID Cap
MSCI-ETF
Semiconductor
IC Design
Small Cap
US Market

The pie chart calculation is based on Total Net Assets of $1,884,020

Upright Assets Allocation Plus Fund

(unaudited)

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on December 21, 2020, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2017, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any

Upright Assets Allocation Plus Fund

further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers (unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

Upright Assets Allocation Plus Fund

1 David Y.S Chiueh is “interested person” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Upright Assets Allocation Plus Fund

Independent Registered Public Accounting Firm

Boyle CPA, LLC

331 Newman Springs Road

Building 1, 4th Floor, Suite 143

Red Bank, NJ 07701

(732)-822-4427

Transfer Agent

Mutual Shareholder Services

8000Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: February 24, 2022

By : /s/ David Y.S. Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: February 24, 2022

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)   Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

Upright Assets Allocation Plus Fund

(2)   Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)   Compliance with applicable governmental laws, rules, and regulations;

(4)   The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)   Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The current head of the Audit Committee is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets annually with the independent accountant (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2021

$2,500

(b) Audit-Related Fees

FY 2021

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2021

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2021

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Upright Assets Allocation Plus Fund

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021

$ 0

FY 2020

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2021, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Upright Assets Allocation Plus Fund

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: February 24, 2022

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: February 24, 2022

* Print the name and title of each signing officer under his or her signature.

_____________________________________________________________________________________________

ANNUAL REPORT

_____________________________________________________________________________________________

Upright Growth and Income Fund

_____________________________________________________________________________________________

September 30, 2021

_____________________________________________________________________________________________

Upright Growth and Income Fund

Letter to Shareholders…………………………………………………………………………………………3

Schedule of Investments ……………………………………………………………….……………………..7

Statement of Assets and Liabilities……………………………………………………………………………9

Statement of Operations…………………………………………………………………….………………..10

Statements of Changes in Net Assets………………………………………………………….…………..…11

Financial Highlights……………………………………………………………………………………..…...12

Notes to Financial Statements……………………………………………………………………………..…13

Fund Expenses...………………………………………………………………………………………..…….16

Security Holdings by Industry Sector………………………………………………………………………..17

Trustees and Officers………………………………………………………………………………………...19

Upright Growth and Income Fund

February 24, 2022

Dear Valued Shareholders:

We would like to present the Annual Report of Upright Growth and Income Fund for the fiscal year ended September 30, 2021.  The Fund increased 74.48% before taxes, versus the Dow Jones US Total Stock Market Index (DWCF) gain of 32.11%.

Market Review

U.S. stocks remain strong in 2021.  The S&P 500 delivered 31.21% and 18.01% returns in 2019 and 2020, respectively.  The first three quarters of 2021 gave another double-digit result.  Such double-digit performance for three consecutive years is rarely seen in the past especially when Covid-19 caused heavy human losses worldwide in 2019.

What happens next for the stock market? No one knows, but several indicators in the market can give us a simple reference, that is, the U.S. market is not cheap, but rather the valuation of several Asian stock markets, such as Taiwan is more reasonable than U.S. stocks, but does that mean that the trend will turn? Again, no one knows.

What kind of indicators can we present at this time and allow us to verify in the future?

The P/E ratio of U.S. stocks is 30, which is already a relatively high point in history. The corresponding Taiwan stock market is about P/E16. In terms of dividend yield, U.S. stocks are less than 2% and Taiwan stocks are about 3% which is 50% more. The third indicator to look at is the momentum of earnings growth. Currently Taiwan stocks are also superior to US stocks. Therefore, comparing the two markets of Taiwan and the United States, Taiwan’s stock market prices are relatively reasonable, which is also one of the reasons we have more investments in Taiwan.

When it comes to inflation, what is happening now is a very strange and out of the usual situation.  The pressure of rising prices seems very strong, but the US 10 Year Treasury bond is still at a low level, about 1.4%.  Compared with 2019 and 2020 where the yield rate in is 2.0% and 2.1%, respectively.  These economic indicators seem to be inconsistent with each other.  It is difficult to explain why the stock market can stay at a high point without rest. Perhaps there is an art of optimism that the fourth industrial revolution AI, IOT and 5G is driving the growth momentum around the corner.  No matter what happens, our current strategy is to prepare for danger in times of peace.

Portfolio Review

HIMX Himax Technologies, Inc.

In the past year, Himax's earnings have grown by more than 200% and its stock price by 300%.  If AR and VR begin to grow in the future, and the field of autonomous driving becomes widely used, then the company's peak earnings have not yet been reached.  The stock price of this

Upright Growth and Income Fund

company is very volatile, which caused our fund's price movement to also be more severe than before.

TSMC Taiwan Semiconductor Manufacturing Company

TSMC is also one of our top ten holdings.  Its performance is very impressive mainly due to its advanced technology and business model.  At present, several competitive high-tech companies in the world such as apple, AMD, NVIDIA and Qualcomm have formed a very close partnership relationship with TSMC.

There is no company that can replace TSMC’s superiority today.  Although the stock price is not cheap, it still has growth potential in the next few years.

Conclusion

Do not let short-term uncertainty derail long-term investment goal. Periods of ambivalence can present challenges. Correction is also inevitable for the market that is continually reaching new highs. We deem it healthy and necessary, while at the same time we pay close attention to market and stock valuations. We appreciate your trust and business, more so when facing headwinds, and will always strive to achieve outstanding performance.

Sincerely,

David Y. S. Chiueh

Portfolio Manager

Upright Growth and Income Fund

Upright Growth & Income Fund vs Benchmark Performance
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
DWCF
18,090
UPDDX
14,653
LUGCTRUU
11,724
10/10/17
12/31/17
03/31/18
06/30/18
09/30/18
12/31/18
03/31/19
06/30/19
09/30/19
12/31/19
03/31/20
06/30/20
09/30/20
12/31/20
03/31/21
06/30/21
09/30/21

This chart reflects a comparison in the change in value of a hypothetical $10,000 investment in the Fund, including reinvested dividends and distributions, compared with a broad-based securities market index.   Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Dow Jones US Total Stock Market Index (DWCF) - The Dow Jones U.S. Total Stock Market Index, a member of the Dow Jones Total Stock Market Indices family, is designed to measure all U.S. equity issues with readily available prices.

Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU) - It is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate Index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

Average Annual Returns

For the Periods ended September 30, 2021

	1-Year	3-Year	Since Inception （10/10/2017)
Upright Growth & Income Fund (UPDDX)	74.48	19.49	10.10%
Dow Jones US Total Stock Market Index (DWCF)	32.11%	15.89%	16.08%
Bloomberg Barclays US Gov't/Credit Index (LUGCTRUU)	-1.13%	5.92%	4.09%

Upright Growth and Income Fund

Schedule of Investments

As of September 30, 2021

Description	Quantity	Market Value
Equities

Consumer 1.92%
Bed Bath & Beyond Inc.	1,500	$ 25,913
Tapestry, Inc.	300	11,106
		37,019

Drug Manufacturer-other 6.91%
AbbVie Inc.	600	64,722
Teva Pharmaceutical Industries Limited* ADR	7,000	68,180
		132,902

Electrical Industry 0.67%
General Electric Company	125	12,879

Electronic Equipment 4.01%
Apple Inc.	400	56,600
Plug Power Inc.*	800	20,432
		77,032

Financial Services 5.63%
Goldman Sachs Group Inc.	200	75,606
J P Morgan Chase & Company	200	32,738
		108,344

Healthcare Services 1.32%
CVS Health Corporation	300	25,458

Leisure 1.76%
The Walt Disney Company	200	33,834

Oil 0.92%
Exxon Mobil Corporation	300	17,646

Pharmaceutical 1.22%
Walgreens Boots Alliance, Inc.	500	23,525

IC Design 27.74%
Himax Technologies, Inc. ADR	50,000	533,500

Upright Growth and Income Fund

Semiconductor 17.69%
Nvidia Corporation	600	124,296
Silicon Motion Technology Corporation ADR	1,500	103,470
Taiwan Semiconductor Manufacturing Company ADR	700	78,155
United Microelectronics Corporation ADR	3,001	34,301

Total Equities 69.79%		1,342,361

Exchange Traded Fund 17.69%
Direxion Daily Aerospace & Defense Bull 3x	1,500	30,840
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2x Shares	750	35,273
Direxion Daily Financial Bull 3x	1,300	150,280
ProShares S&P 500 Dividend Aristocrats ETF	50	4,427
Direxion Daily Industrials Bull 3x Shares	1,000	37,440
Direxion Daily Mid Cap Bull 3x Shares	1,000	56,910
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	42,900
Direxion Daily Pharmaceutical & Medical Bull 3x Shares ETF	1,000	17,700
		375,770

Short Term Investments 11.20%
Invesco Treasury Portfolio Institutional	53,716	53,716
MSIL Federal Treasury Portfolio Institutional	53,700	53,700
First American Treasury Obligation Federal Class Z	53,000	53,000
First American Government Obligation Federal Class Z	53,000	53,000
MSIL Federal Government Portfolio Institutional	2,035	2,035
		215,451

Total Investments (Cost $1,251,456) 100.53%		$ 1,933,582

Other Assets less Liabilities (0.53)%		(10,279)

Net Assets 100%		$ 1,923,303

*Non Income producing securities

ADR – American Depository Receipt

See accompanying notes to financial statements

Upright Growth and Income Fund

Statement of Assets and Liabilities

September 30, 2021

ASSETS
Investment in securities, at value	$ 1,933,582
(cost $1,251,456)
Cash	3,679
Dividends receivable	282
Total Assets	$ 1,937,543

LIABILITIES
Investment adviser fees	4,310
Administrative fees	396
Custodian fees	335
Auditors and legal fees	2,874
Trustee fees	1,683
Registration fees	1,172
Miscellaneous	3,470
Total Liabilities	$ 14,240

NET ASSETS	$ 1,923,303

NET ASSETS CONSIST OF
Paid-in capital	1,237,000
Total distributable gains	686,303
Net Assets (based on 133,941	$ 1,923,303
shares outstanding)

Net Asset Value and Redemption Price Per Share	$ 14.36

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Operations

From October 1, 2020 to September 30, 2021

INVESTMENT INCOME
Dividends	$ 29,802
Interest	164
Total Income	$ 29,966

EXPENSES
Investment adviser fees	26,076
Administrative fees	7,823
Custodian fees	3,152
Auditors and legal fees	2,555
Trustee fees	519
Blue sky fees	442
Miscellaneous	1,480
Total expenses	$ 42,047
NET INVESTMENT LOSS	$ (12,081)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Change in net unrealized appreciation on investments	771,196
Total realized and unrealized gains on investments	$ 771,196

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 759,115

See accompanying notes to financial statements.

Upright Growth and Income Fund

Statement of Changes in Net Assets

	Years Ended September 30
	2021	2020
OPERATIONS
Net investment loss	$ (12,081)	$ (18,492)
Net realized gain (loss)	0	0
Net change in unrealized appreciation on investments	771,196	187,899
Net increase in net assets from operations	$ 759,115	$ 169,407

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	0	0

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	207,750	71,616
Reinvestment of distributions	0	0
Payments for shares redeemed	(63,975)	0
Net increase in net assets from capital share transactions	$ 143,775	$ 71,616

TOTAL INCREASE IN NET ASSETS	$ 902,890	$ 241,023

NET ASSETS
Beginning of period	1,020,413	779,390
End of period	$ 1,923,303	$ 1,020,413

CHANGES IN SHARES OUTSTANDING
Shares Sold	14,136	9,356
Shares reinvested	0	0
Shares redeemed	(4,182)	0
Net increase in shares outstanding	9,954	9,356

See accompanying notes to financial statements.

Upright Growth and Income Fund

Financial Highlights

Selected data for a share outstanding throughout each year

	Years Ended September 30
	2021	2020	2019	2018
PER SHARE DATA
Net asset value, beginning of year	$ 8.23	$ 6.80	$ 8.59	$ 10.00
Investment operations:
Net investment income	-0.09	-0.15	-0.11	-0.18
Net realized and unrealized gain (loss) on investments	6.22	1.58	-1.53	1.26

Total from investment operations	6.13	1.43	-1.64	-1.44

Less distributions from net realized gains	0	0	-0.15	0

Net asset value, end of period	$ 14.36	$ 8.23	$ 6.80	$ 8.59

TOTAL RETURN	74.48%	21.03%	-19.22%	-14.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	1,923.30	1,020.41	779.39	783.2
Ratio of net expenses to average net assets	2.38%	3.29%	2.86%	2.34%
Ratio of net investment loss to average net assets	-0.68%	-1.98%	-1.51%	-1.89%
Portfolio turnover rate	12.68%	0%	8.04%	31.38%

Note: The Fund uses the average share method to calculate selected data per share, and average net assets to calculate the supplemental ratios throughout each year.

Upright Growth and Income Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management Investment Company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes the Upright Growth and Income Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)

Fair Value Measurements

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2021.

Level 1	$1,933,582
Level 2	-
Level 3	-
Total	$1,933,582

b)

Investment Valuation

All of the Fund’s investments consist of listed equity securities or money market funds.  The listed equity securities are traded on a national securities exchange (or reported on the NASDAQ national market) and are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Equity securities which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Money market funds are valued at their closing net asset value on the day the valuation is made.

c)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings - There is no undistributed ordinary income.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

d)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the

Upright Growth and Income Fund

Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2020 or 2021.

e)

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The Fund does not have any open short positions on September 30, 2021.

g)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the year ended on September 30, 2021. During this period, the fund paid no margin interest.

3. INVESTMENT TRANSACTIONS

The aggregate amounts of security transactions during the year ended September 30, 2021 (excluding repurchase agreements and short-term securities), were as follows:

Other than

U.S. Govt.     U.S. Govt.

Securities       Securities

Purchases

                                $185,125           0

Proceeds from sales                 0                   0

As of September 30, 2021, the gross unrealized appreciation for all securities totaled $716,974 and the gross unrealized depreciation for all securities totaled $34,848 for a net unrealized appreciation of $682,126 for tax purposes.  The aggregate cost of securities including cash and money funds on September 30, 2021 was $1,255,133.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $4,310 of adviser fees through September 30, 2021. During the period ended September 30, 2021 the Fund incurred $26,076 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the “Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Fund’s daily net assets for average daily net assets over $20 million.

The Fund has accrued $396 of administrative fees through September 30, 2021. During the period ended September 30, 2021, the Fund incurred $7,823 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain as investments	$4,177
Unrealized appreciation on investments	$682,126
Total distributable gains	$686,303

Upright Growth and Income Fund

The tax character of distributions paid for years ended September 30, 2020 and 2021 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Distributions
9/30/2020	-	-	-
9/30/2021	-	-	-

6. SUBSEQUENT EVENTS

Management has determined that no material events or transactions occurred through the date on which these financial statements were issued that would require recognition or disclosure in these financial statements.

Upright Growth and Income Fund

Boyle CPA, LLC

Certified Public Accountants & Consultants

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and

Shareholders of Upright Growth and Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Upright Growth and Income Fund (the “Fund”) as of September 30, 2021, the related statements of operations for the year ended September 30, 2021, changes in nets assets for each of the two years in the period ended September 30, 2021, and the financial highlights for the each of the four years in the period ended September 30, 2021, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations for the year ended September 30, 2021, and the changes in net assets and financial highlights for each of the two years in the period ended September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and broker, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ Boyle CPA, LLC

We have served as the Company’s auditor since 2018

Red Bank, NJ

February 24, 2022

331 Newman Springs Road                                                                                         P (732) 784-1582

Building 1, 4th Floor, Suite 143                                                                                  F (732) 510-0665

Red Bank, NJ 07701

Upright Growth and Income Fund

(unaudited)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPort-Ex. The Fund’s Forms NPort-Ex are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms NPort-Ex may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Expenses

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2021 through September 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2021	September 30, 2021	April 1, 2021 to September 30, 2021

Actual	$1,000.00	$1,744.84	$16.38
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.14	$12.01

* Expenses are equal to the Fund's annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Upright Growth and Income Fund

Security Holdings by Industry Sector

September 30, 2021

(unaudited)

The following chart gives a visual breakdown of the Fund by industry sectors. The underlying securities represent a percentage of the portfolio investments.

Upright Growth & Income Fund
September 30, 2021
AI Technology
Consumer
Drug Manufacturer-other
Cash and Money Funds
Aero Space
Electrical Industry
Electronic Equipment
ETF
IC Design
Financial Services
Healthcare Services
Industrial General Business
Leisure
MID Cap
MSCI-ETF
Oil
Semiconductor
Pharmaceutical

The pie chart calculation is based on Total Net Assets of $1,923,303

Upright Growth and Income Fund

(unaudited)

Approval of the Advisory Contract

Approval of Investment Advisory Contract.  At a meeting held on December 21, 2020, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement.

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of funds and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group, and its relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and its high tax efficiency ranking.  The Board concluded that the Fund's performance history makes a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality, and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that the level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.5% of daily net assets and approved the change of the rate.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 10/01/2014, the rate was changed as follows. The Fund shall pay the Administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.40% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.35% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from its advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Upright Growth and Income Fund

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to renew the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Advisor.

Mr. David Chiueh owns 100% of the stock of the Advisory, Upright Financial Corporation.

Proxy Voting Guidelines.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures as described in the fund prospectus.  A record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling collect, 1-973-533-1818, or by accessing the SEC’s website at www.sec.gov.

Trustees and Officers (unaudited)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial Planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed as “interested persons” of the Trust because he is an officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees (unaudited)

Upright Growth and Income Fund

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Alice Chen 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee and Financial Officer	Since November 2009/ Indefinite	Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China Senior Administrator, J&M Manufacturing Corp, New Jersey	3	None
Evelyn Kung 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1957	Trustee	Since August 2018/ Indefinite	Active CPA practitioner/ business owner since 1989	3	None
Marco Yeh 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	Since August 2018/ Indefinite	Eunice Industry Corp. City of Industry, CA President 2007	3	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Boyle CPA, LLC

331 Newman Springs Road

Building 1, 4th Floor, Suite 143

Red Bank, NJ 07701

(732) 822-4427

Transfer Agent

Mutual Shareholder Services

Upright Growth and Income Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustees

David Y.S. Chiueh

Alice Chen

Evelyn Kung

Chao Cho Yeh

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 24, 2022

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: February 24, 2022

Item 2. Code of Ethics.

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)  Honest and ethical conduct, including the ethical handling of actual or apparent   conflicts of interest between personal and professional relationships;

(2)  Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)  Compliance with applicable governmental laws, rules, and regulations;

(4)  The prompt internal reporting of violations of the code to an appropriate person or     persons identified in the code; and

(5)  Accountability for adherence to the code.

(c)  Amendments

Upright Growth and Income Fund

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, on 10/10/2017, the current head is Ms. Alice Chen, who is qualified as financial expert under current SEC regulations.   She has more than 20 years of experience in the field.  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants (CPA) and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit committee are reported to the full Board.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

FY 2021

$2,500

(b) Audit-Related Fees

FY 2021

$ 0

Nature of the fees:

N/A

(c) Tax Fees

FY 2021

$ 0

Nature of the fees:

N/A

(d)  All Other Fees

FY 2021

$ 0

Nature of the fees:

N/A

(e)

(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Percentages of Services Approved by the Audit Committee

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021

$ 0

FY 2020

$ 0

(h)  The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2017, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date: February 24, 2022

By : /s/ David Y.S Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: February 24, 2022

* Print the name and title of each signing officer under his or her signature.